Business combinations (Tables)	6 Months Ended
Jun. 30, 2026
Business Combinations Disclosure [Abstract]
Schedule of Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2,126
Trade and other receivables	4,057
Prepaid expenses and other current assets	367
6,550
Non-current assets:
Right-of-use asset, net	223
Customer relationships	15,450
Technology	5,450
Trade name and trademarks	2,100
Goodwill	36,937
Total assets	66,710

Liabilities
Current liabilities:
Trade and other payables	2,458
Deferred revenue	3,599
Lease obligations	201
6,258
Non-current liabilities:
Deferred tax liability	38
Total liabilities	6,296
Fair value of net assets acquired	60,414

Paid in cash	54,326
Working capital adjustment	(48)
Holdback payable	2,736
Contingent consideration	3,400
Total purchase consideration	60,414
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	1,291
Trade and other receivables	324
Prepaid expenses and other current assets	14
1,629
Non-current assets:
Technology	2,891
Goodwill	3,122
Total assets	7,642

Liabilities
Current liabilities:
Trade and other payables	251
Deferred revenue	94
345
Non-current liabilities:
Deferred tax liability	230
Total liabilities	575
Fair value of net assets acquired	7,067

Paid in cash	6,819
Working capital adjustment	(39)
Holdback payable	287
Total purchase consideration	7,067